Risk management and concentrations of risk (Details Textual) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 14, 2016	Dec. 29, 2014	Mar. 17, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2015
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net				$ 900
Payments for Derivative Instrument, Financing Activities				0	$ 0	$ 1,100
Restricted Cash and Cash Equivalents, Noncurrent				14,154	15,198
Repayments of Related Party Debt				0	$ 0	$ 49,150
Foreign Currency Devaluation Percentage	14.00%
Foreign Currency Transaction Loss, before Tax				$ 100
Hoegh Gallant [Member]
Derivative, Notional Amount							$ 146,300
Minimum [Member]
Derivative, Fixed Interest Rate				1.9105%
Maximum [Member]
Derivative, Fixed Interest Rate				1.9145%
UNITED STATES | Hoegh Gallant [Member]
Concentration Risk, Percentage				95.00%	90.00%
EGYPT | Hoegh Gallant [Member]
Concentration Risk, Percentage				5.00%	10.00%
Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risk, Percentage				90.00%
Geographic Concentration Risk [Member] | EGYPT
Concentration Risk, Percentage				10.00%
Egypt, Pounds
Restricted Cash and Cash Equivalents, Noncurrent					$ 400
Repayments of Related Party Debt				$ 500
Foreign Currency Transaction Loss, before Tax	$ 200
Lampung Facility [Member]
Derivative, Notional Amount			$ 237,100
Derivative, Term of Contract			12 years
Derivative, Fixed Interest Rate			2.80%
Repayments of Secured Debt		$ 7,900
Payments for Derivative Instrument, Financing Activities		$ 1,100